Trade Accounts Receivable, Net - Additional Information (Detail) - PEN (S/) S/ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Receivable [line items]
Discount rate under discounted cash flows method	7.33%	6.33%
Unbilled Receivables Non Current [member]
Disclosure Of Accounts Receivable [line items]
Discount rate under discounted cash flows method	1.71%
Financial assets impaired [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 3.1	S/ 0.7	S/ 3.1
At fair value [member]
Disclosure Of Accounts Receivable [line items]
Non current receivables	S/ 1,060.0	S/ 835.0